Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2018
Derivative instruments and hedging activities
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2017
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥21,829	¥(19,905)	¥(1,590)	¥334

	Billions of yen
	March 31, 2018
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥13,472	¥(11,467)	¥(1,653)	¥352

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2017
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥35,732	¥1,032	¥1,250
Interest rate contracts	2,656,681	15,355	15,193
Credit contracts	38,735	497	641
Foreign exchange contracts	369,421	6,437	6,093
Commodity contracts	2,229	1	4

Total	¥3,102,798	¥23,322	¥23,181

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,338	¥36	¥—
Foreign exchange contracts	417	1	3

Total	¥1,755	¥37	¥3

Total derivatives	¥3,104,553	¥23,359	¥23,184

		Billions of yen
		March 31, 2018
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥39,203	¥1,011	¥1,128
Interest rate contracts	2,940,234	8,072	7,550
Credit contracts	31,624	515	425
Foreign exchange contracts	362,658	5,494	5,087
Commodity contracts	60,883	5	1

Total	¥3,434,602	¥15,097	¥14,191

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,184	¥24	¥1
Foreign exchange contracts	93	1	—

Total	¥1,277	¥25	¥1

Total derivatives	¥3,435,879	¥15,122	¥14,192

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2017 and 2018, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2017(6)		March 31, 2018(6)
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥808	¥916	¥748	¥769
Exchange-traded	224	334	263	359
Interest rate contracts
OTC settled bilaterally	7,777	7,381	6,938	6,522
OTC centrally-cleared	7,603	7,807	1,142	1,020
Exchange-traded	11	5	17	9
Credit contracts
OTC settled bilaterally	376	512	390	300
OTC centrally-cleared	120	128	125	125
Exchange-traded	1	1	—	—
Foreign exchange contracts
OTC settled bilaterally	6,354	5,992	5,495	5,087
OTC centrally-cleared	84	104	—	—
Commodity contracts
OTC settled bilaterally	—	3	—	—
Exchange-traded	1	1	5	1

Total gross derivative balances(2)	¥23,359	¥23,184	¥15,123	¥14,192
Less: Amounts offset in the consolidated balance sheets(3)	(22,322)	(22,270)	(14,094)	(13,457)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,037	¥914	¥1,029	¥735

	Billions of yen		Billions of yen
	March 31, 2017(6)		March 31, 2018(6)
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	¥(187)	¥(110)	¥(228)	¥(72)

Net amount	¥850	¥804	¥801	¥663

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2017, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥136 billion and ¥267 billion, respectively. As of March 31, 2018, the gross balance of such derivative assets and derivative liabilities was ¥155 billion and ¥286 billion, respectively.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2017, Nomura offset a total of ¥1,642 billion of cash collateral receivables against net derivative liabilities and ¥1,694 billion of cash collateral payables against net derivative assets. As of March 31, 2018, Nomura offset a total of ¥1,201 billion of cash collateral receivables against net derivative liabilities and ¥1,838 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2017, a total of ¥197 billion of cash collateral receivables and ¥484 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2018, a total of ¥167 billion of cash collateral receivables and ¥391 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
(6)	During the year ended March 31, 2017 and 2018, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. While there was no impact on the amounts reported in the consolidated balance sheet as of March 31, 2017 and 2018, lower gross derivative balances and equivalent lower amounts offset in the consolidated balance sheets are included in the above table at such date as a result of this change.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Year ended March 31
	2016	2017	2018
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥372	¥65	¥106
Interest rate contracts	(142)	180	(257)
Credit contracts	92	(45)	129
Foreign exchange contracts	134	(284)	49
Commodity contracts	(73)	36	22

Total	¥383	¥(48)	¥49

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the years ended March 31, 2016, 2017 and 2018, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Year ended March 31
	2016	2017	2018
Derivatives designated as hedging instruments:
Interest rate contracts	¥26	¥(8)	¥(1)
Foreign exchange contracts	8	2	9

Total	¥34	¥(6)	¥8

Hedged items:
Long-term borrowings	¥(26)	¥8	¥1
Non-trading debt securities	(8)	(2)	(9)

Total	¥(34)	¥6	¥(8)

Net investment hedges

	Billions of yen
	Year ended March 31
	2016	2017	2018
Hedging instruments:
Foreign exchange contracts	¥7	¥6	¥(11)

Total	¥7	¥6	¥(11)

(1)	The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2016, 2017 and 2018.
(2)	¥1 billion of gain on net investment hedges, which have been deferred in the preceding years and the current year, is recognized.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2017
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(17)	¥12,029	¥2,908	¥4,497	¥3,414	¥1,210	¥9,536
Credit default indices	(26)	5,130	697	1,558	2,188	687	3,265
Other credit risk related portfolio products	5	445	166	253	19	7	312

Total	¥(38)	¥17,604	¥3,771	¥6,308	¥5,621	¥1,904	¥13,113

	Billions of yen
	March 31, 2018
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(123)	¥9,271	¥2,106	¥3,780	¥2,262	¥1,123	¥6,975
Credit default indices	(72)	4,842	864	1,300	2,045	633	3,052
Other credit risk related portfolio products	3	306	230	52	17	7	200

Total	¥(192)	¥14,419	¥3,200	¥5,132	¥4,324	¥1,763	¥10,227

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2017
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥843	¥1,186	¥3,658	¥4,211	¥1,486	¥645	¥12,029
Credit default indices	171	27	3,284	1,017	474	157	5,130
Other credit risk related portfolio products	19	—	1	3	119	303	445

Total	¥1,033	¥1,213	¥6,943	¥5,231	¥2,079	¥1,105	¥17,604

	Billions of yen
	March 31, 2018
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥466	¥928	¥2,763	¥3,476	¥1,369	¥269	¥9,271
Credit default indices	135	44	1,779	1,949	736	199	4,842
Other credit risk related portfolio products	16	—	4	68	118	100	306

Total	¥617	¥972	¥4,546	¥5,493	¥2,223	¥568	¥14,419

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.